Impairment of Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended																																12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010	Apr. 19, 2013	Dec. 31, 2013 South Africa [Member] Scenario, Forecast [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2011 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2010 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2012 South Africa [Member] Tau Tona [Member]	Dec. 31, 2011 South Africa [Member] Tau Tona [Member]	Dec. 31, 2010 South Africa [Member] Tau Tona [Member]	Dec. 31, 2012 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2011 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2010 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2012 South Africa [Member] Savuka [Member]	Dec. 31, 2011 South Africa [Member] Savuka [Member]	Dec. 31, 2010 South Africa [Member] Savuka [Member]	Dec. 31, 2012 South Africa [Member] Kopanang [Member]	Dec. 31, 2011 South Africa [Member] Kopanang [Member]	Dec. 31, 2010 South Africa [Member] Kopanang [Member]	Dec. 31, 2012 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2011 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2010 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2012 Continental Africa [Member] Geita [Member]	Dec. 31, 2011 Continental Africa [Member] Geita [Member]	Dec. 31, 2010 Continental Africa [Member] Geita [Member]	Dec. 31, 2012 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2011 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2010 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2012 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2011 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2010 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2012 Americas [Member] Serra Grande [Member]	Dec. 31, 2011 Americas [Member] Serra Grande [Member]	Dec. 31, 2010 Americas [Member] Serra Grande [Member]	Dec. 31, 2012 Americas [Member] Cripple Creek And Victor [Member]	Dec. 31, 2012 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2011 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2010 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 Australasia [Member] Sunrise Dam [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use							$ 42	$ 0	$ 0
Impairment Of Long Lived Assets To Be Disposed Of										0	9	0				0	3	16	0	2	0	0	0	8	0	0	5	0	2	0	14	0	0	0	0	3		1	1	1
Impairment of Tau Lekoa													0	0	8
Impairment and write-off of tailings treatment plant																												0	0	3
Exploration Abandonment and Impairment Expense										0	0	47							14	0	0							296	0	0
Impairment, Real Pre Tax Rate [Percent]							13.00%
Goodwill Real Pre Tax Discount Rate [Percent]																																					8.20%				6.10%
Impaired Long-Lived Assets Held and Used, Facts and Circumstances Leading to Impairment						Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10%), long-lived assets related to Great Noligwa are most vulnerable to impairment.
Goodwill, Impaired, Change in Estimate Description						Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10%), goodwill related to Mine Waste Solutions are most vulnerable to impairment.
Tangible Asset Impairment Charges [Abstract]
Long-term real gold price estimate [Dollar per Ounce]		1,584	1,530	1,113
Proven and Probable Ore Reserves [Ounces]		74,100,000
Impairment of assets		$ 367	$ 17	$ 91
Actual gold price [Dollar per ounce]					1,404
Average gold price [Dollar per ounce]	1,632	1,668	1,572